SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional details (Details)	12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)
Employee Benefits
Employee benefit costs	$ 104,750	$ 123,369	$ 34,961
Selling and Marketing Expenses
Selling and marketing costs	1,558,209	797,572	1,033,408
Advertising Costs
Advertising Costs	1,117,918	525,528	$ 836,549
Deferred Offering Costs
Deferred offering costs	895,567	483,647
Income Taxes
Interest and penalties related to significant uncertain tax positions	$ 0	$ 0
Foreign Currency Translation
Closing translation rates	6.6912	7.0387
Average translation rates	6.9747	6.8926	6.5681